Document and Entity Information	Aug. 26, 2026
Document And Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Aug. 26, 2026
Entity Registrant Name	CURIOSITYSTREAM INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-39139
Entity Tax Identification Number	84-1797523
Entity Address, Address Line One	8484 Georgia Ave.
Entity Address, Address Line Two	Suite 700
Entity Address, City or Town	Silver Spring
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	20910
City Area Code	(301)
Local Phone Number	755-2050
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001776909
Common Stock Par Value 0.0001
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, par value $0.0001
Trading Symbol	CURI
Security Exchange Name	NASDAQ